Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation
Schedule of Stock Option Activity

			Weighted		Weighted
		Weighted	Average	Aggregate	Average
		Average	Remaining	Intrinsic	Grant-Date
	Number of	Exercise	Contractual	Value of	Fair
	Options	Price	Term	Options	Value
		RMB		RMB	USD
Outstanding, as of January 1, 2025	106,800	7.4	0.2	232	1.66
Forfeited	(1,467)				0.84
Exercised	(34,998)				3.36
Outstanding, as of December 31, 2025	70,335	10.5	0.1	—	0.83
Vested as of December 31, 2025	70,335	10.5	0.1	—	0.83
Exercisable as of December 31, 2025	70,335	10.5	0.1	—	0.83

Schedule of restricted share units activities

	Number of
	restricted share	Weighted-average
	units	Grant-Date Fair Value
		RMB
Outstanding and unvested, as of December 31, 2024	3,272,202	15.12

Granted	129,000	8.98
Vested	(1,114,722)	22.53
Forfeited	(1,204,680)	11.04
Outstanding and unvested, as of December 31, 2025	1,081,800	11.30

Schedule of Allocated Share-Based Compensation Expense

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Fulfillment	6,443	4,885	1,011
Sales and marketing	33,955	19,943	3,661
Technology and content	12,184	11,290	2,006
General and administrative	50,867	45,483	13,253

	103,449	81,601	19,931